Capital and Financial Risk Management - Summary of Maturity Analysis for Derivative Financial Instruments (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Financial liabilities - cash outflows
Trade and other payables		$ 6,597	$ 5,778
Lease liabilities		2,188	2,176
Other interest-bearing loans and borrowings		10,435	12,088
Interest payments on other interest-bearing loans and borrowings	[1]	3,032	3,439
Currency forwards and currency swaps - gross cash outflows		1,567	2,345
Other derivative financial instruments		1	6
Gross projected cash outflows		23,820	25,832
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[2]	(162)	(197)
Currency forwards and currency swaps - gross cash inflows		(1,559)	(2,350)
Other derivative financial instruments		(33)	(5)
Gross projected cash inflows		(1,754)	(2,552)
Within 1 year [member]
Financial liabilities - cash outflows
Trade and other payables		5,697	4,797
Lease liabilities		302	301
Other interest-bearing loans and borrowings		559	1,270
Interest payments on other interest-bearing loans and borrowings	[1]	315	345
Currency forwards and currency swaps - gross cash outflows		1,567	2,345
Other derivative financial instruments		1	5
Gross projected cash outflows		8,441	9,063
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[2]	(41)	(40)
Currency forwards and currency swaps - gross cash inflows		(1,559)	(2,350)
Other derivative financial instruments		(32)	(4)
Gross projected cash inflows		(1,632)	(2,394)
Between1 and 2 years [member]
Financial liabilities - cash outflows
Trade and other payables		196	171
Lease liabilities		254	255
Other interest-bearing loans and borrowings		1,420	479
Interest payments on other interest-bearing loans and borrowings	[1]	286	328
Other derivative financial instruments			1
Gross projected cash outflows		2,156	1,234
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[2]	(34)	(40)
Other derivative financial instruments		(1)	(1)
Gross projected cash inflows		(35)	(41)
Between 2 and 3 years [member]
Financial liabilities - cash outflows
Trade and other payables		44	49
Lease liabilities		208	208
Other interest-bearing loans and borrowings		683	1,538
Interest payments on other interest-bearing loans and borrowings	[1]	264	296
Other derivative financial instruments
Gross projected cash outflows		1,199	2,091
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[2]	(32)	(33)
Other derivative financial instruments
Gross projected cash inflows		(32)	(33)
Between 3 and 4 years [member]
Financial liabilities - cash outflows
Trade and other payables		202	209
Lease liabilities		175	177
Other interest-bearing loans and borrowings		1,254	741
Interest payments on other interest-bearing loans and borrowings	[1]	238	272
Other derivative financial instruments
Gross projected cash outflows		1,869	1,399
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[2]	(22)	(30)
Other derivative financial instruments
Gross projected cash inflows		(22)	(30)
Between 4 and 5 years [member]
Financial liabilities - cash outflows
Trade and other payables		170	181
Lease liabilities		150	150
Other interest-bearing loans and borrowings		853	1,255
Interest payments on other interest-bearing loans and borrowings	[1]	214	246
Other derivative financial instruments
Gross projected cash outflows		1,387	1,832
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[2]	(13)	(22)
Other derivative financial instruments
Gross projected cash inflows		(13)	(22)
After 5 years [member]
Financial liabilities - cash outflows
Trade and other payables		288	371
Lease liabilities		1,099	1,085
Other interest-bearing loans and borrowings		5,666	6,805
Interest payments on other interest-bearing loans and borrowings	[1]	1,715	1,952
Gross projected cash outflows		8,768	10,213
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[2]	(20)	(32)
Gross projected cash inflows		$ (20)	$ (32)

[1]	At 31 December 2021 and 31 December 2020, a portion of the Group’s long-term debt carried variable interest rates. The Group uses the interest rates in effect on 31 December to calculate the interest payments on the long-term debt for the periods indicated.
[2]	The Group uses interest rate swaps to help manage its interest cost. Under these contracts the Group has agreed to exchange at predetermined intervals, the net difference between fixed and variable interest amounts calculated by reference to a pre-agreed notional principal. The Group uses the interest rates in effect on 31 December to calculate the net interest receipts or payments on these contracts.